Other Assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Assets Abstract
Transactions in transit	€ 206	€ 431	€ 323
Net pension plan assets (note 25)	604	521	787
Prepayments and accrued income	2,326	2,232	1,976
Other	4,427	3,878	3,277
Other assets, total	€ 7,563	€ 7,062	€ 6,363